Expense Example - Investor A1 - BlackRock Total Return Fund - Investor A1 Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 772